SEI DAILY INCOME TRUST

Treasury Fund

Treasury II Fund

Supplement dated December 19, 2008

to the Class A Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Imposition of Certain Purchase Restrictions on the Treasury and Treasury II Funds

Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury and Treasury II Funds (together, the “Funds”).  In an effort to protect existing shareholders, the Funds are taking steps to restrict investment in the Funds.  Effective immediately, the Funds will not accept purchases from new investors.  Existing shareholders may continue to purchase additional shares.  However, the Funds reserve the right to refuse any purchase, particularly those that the Funds believe may not be in the best interest of the Funds or their shareholders or may adversely affect the Funds or their operations.  The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-545 (12/08)

SEI DAILY INCOME TRUST

Treasury Fund

Treasury II Fund

Supplement dated December 19, 2008

to the Class B Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with the Prospectus.

Imposition of Certain Purchase Restrictions on the Treasury and Treasury II Funds

Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury and Treasury II Funds (together, the “Funds”).  In an effort to protect existing shareholders, the Funds are taking steps to restrict investment in the Funds.  Effective immediately, the Funds will not accept purchases from new investors.  Existing shareholders may continue to purchase additional shares.  However, the Funds reserve the right to refuse any purchase, particularly those that the Funds believe may not be in the best interest of the Funds or their shareholders or may adversely affect the Funds or their operations.  The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-546 (12/08)

SEI DAILY INCOME TRUST

Treasury Fund

Treasury II Fund

Supplement dated December 19, 2008

to the Class C Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with the Prospectus.

Imposition of Certain Purchase Restrictions on the Treasury and Treasury II Funds

Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury and Treasury II Funds (together, the “Funds”).  In an effort to protect existing shareholders, the Funds are taking steps to restrict investment in the Funds.  Effective immediately, the Funds will not accept purchases from new investors.  Existing shareholders may continue to purchase additional shares.  However, the Funds reserve the right to refuse any purchase, particularly those that the Funds believe may not be in the best interest of the Funds or their shareholders or may adversely affect the Funds or their operations.  The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-547 (12/08)

SEI DAILY INCOME TRUST

Treasury Fund

Supplement dated December 19, 2008

to the Sweep Class Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Sweep Class Shares Prospectus, and should be read in conjunction with the Prospectus.

Imposition of Certain Purchase Restrictions on the Treasury Fund

Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Fund (the “Fund”).  In an effort to protect existing shareholders, the Fund is taking steps to restrict investment in the Fund.  Effective immediately, the Fund will not accept purchases from new investors.  Existing shareholders may continue to purchase additional shares.  However, the Fund reserves the right to refuse any purchase, particularly those that the Fund believes may not be in the best interest of the Fund or its shareholders or may adversely affect the Fund or its operations.  The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-548 (12/08)